LONG TERM DEBT - Unsecured promissory note (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 16, 2017	Dec. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Sep. 28, 2019
Long Term Debt
Term of debt			2 years
Short term debt		$ 43,638	$ 43,638	$ 47,050		$ 42,138
Payments of accrued interest			28,504	$ 29,879	$ 19,634
Loss from extinguishment of debt			(694)		$ (1,221)
Debt owed to Rambler On
Long Term Debt
Principal amount	$ 3,000
Term of debt	2 years
Percentage of principal repayment on first anniversary	50.00%
Percentage of principal repayment on second anniversary	50.00%
Interest rate	5.00%
Short term debt		1,500	1,500
Loan B, due 2022
Long Term Debt
Voluntary debt repayments on principal		47,600
Payments of accrued interest		$ 600
Loss from extinguishment of debt			$ 700